Income Taxes - Schedule of Statutory Income Tax Rate and Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expenses		$ 80,786,066	$ 173,573,472
Provision for income taxes at Cayman statutory rate, Amount
Provision for income taxes at Cayman statutory rate, Percentage
State and local income taxes, net of federal benefit, Amount
State and local income taxes, net of federal benefit, Percentage	0.00%
Income tax calculated at statutory rate
Rate differences in various jurisdictions		16,757,614	34,090,755
Current period operating loss carried forward to future tax years		(5,249,400)	(1,138,719)
Temporary differences
Inventory provision, Amount		(2,112,353)
Impairment of property and equipment, Amount		(4,644,911)
Other, Amount			(278,065)
Change in valuation allowances, Amount		9,894,311	1,138,719
Total tax expense (benefit) and effective tax rate, Amount	$ 2,341,030	$ 14,645,261	$ 33,812,690
Total tax expense (benefit) and effective tax rate, Percentage	(1.34%)
US [Member]
Temporary differences
Impairment of property and equipment, Amount	$ (9,198,288)
Impairment of property and equipment, Percentage	5.27%
Other, Amount	$ (1,406,930)
Other percentage	0.81%
Change in valuation allowances, Amount	$ 20,554,534
Change in valuation allowances, Percentage	(11.77%)
Effect of rates different than statutory, Amount	$ (7,755,445)
Effect of rates different than statutory, Percentage	4.44%
Depreciation of property and equipment, Amount	$ (2,219,940)
Depreciation of property and equipment, Percentage	1.27%
Singapore [Member]
Temporary differences
Inventory provision, Amount	$ (8,950,190)
Inventory provision, Percentage	5.13%
Other, Amount	$ (684,427)
Other percentage	0.39%
Change in valuation allowances, Amount	$ 13,913,520
Change in valuation allowances, Percentage	(7.97%)
Effect of rates different than statutory, Amount	$ (1,993,444)
Effect of rates different than statutory, Percentage	1.14%
Hong Kong [Member]
Temporary differences
Other, Amount	$ (1,444,821)
Other percentage	0.82%
Change in valuation allowances, Amount	$ 2,513,214
Change in valuation allowances, Percentage	(1.44%)
Effect of rates different than statutory, Amount	$ (986,753)
Effect of rates different than statutory, Percentage	0.57%